Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Annual Long-Term Incentive Award Grant Practices

The Long-Term Incentive Plan permits the HRCC to designate a grant date effective on or following the date of its action. The HRCC has adopted a practice of granting equity awards on a pre-established date to avoid any appearance of coordination with the release of material non-public information. We grant our annual LTI awards on the first business day in March in order to improve the incentive-setting process and better align with peers. Under the Company’s stock plan, fair market value is generally defined as the closing price on the applicable date. We prohibit the repricing of previously-granted stock options without shareholder approval.

Award Timing Method	The HRCC has adopted a practice of granting equity awards on a pre-established date to avoid any appearance of coordination with the release of material non-public information. We grant our annual LTI awards on the first business day in March in order to improve the incentive-setting process and better align with peers.
Award Timing Predetermined	true
Award Timing MNPI Considered	false